Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Cover [Abstract]
Entity Registrant Name	Piedmont Lithium Ltd
Entity Central Index Key	0001728205
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Common Stock, Shares Outstanding	1,035,320,206
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false